ACQUISITION OF PRIVATE COMPANY OWNED BY EX-CEO	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITION OF PRIVATE COMPANY OWNED BY EX-CEO

8. ACQUISITION OF PRIVATE COMPANY OWNED BY EX-CEO

On March 6, 2022, pursuant to a Securities Purchase Agreement (the “SPA”), Powerdyne International, Inc. (the “Company”), acquired 100% of the issued and outstanding membership interests of Creative Motion Technology, LLC, a Massachusetts limited liability company, (the “Membership Interests”). The Membership Interest is owned by Mr. James F. O’Rourke, the former principal owner and sole director and officer of the Company. The purchase price paid by the Company was 2,000,000 shares of its Series A Preferred Stock valued at $1,500,000, which each Series A Preferred Stock is convertible into 1,000 common shares of the Company at a fixed price of $0.0001 at the option of the holder.

Creative Motion Technology, LLC (“CM Tech”) is a small New England based motor manufacturer founded in 2004 and has been in business for over 17 years. CM Tech’s management has over 60 years of design and manufacturing expertise, specializing in the design and custom building of industrial servomotors both brush and brushless motor designs. CM Tech’s current market focus is on the niche motor demands for low volume, high-quality cost-effective motors which are primarily used in industrial robotics for the semiconductor manufacturing industry. The motors that CM Tech currently has in production primarily provide the X, Y, and Z axis articulation in factory automation robots.

Included with CM Tech acquisition is Frame One, which is a custom picture framing shop located in North Reading, MA. Frame One has been in business since 2006 and brings with it a strong client base consisting of local schools, colleges, artist guilds, artists, interior decorators/designers, museums, photographers, art galleries and theaters.

The foregoing description of the SPA does not purport to be complete and is qualified in its entirety by reference to the complete text of the document, which is filed as an exhibit to this report and is incorporated herein by reference.

The following table summarizes the consideration transferred to acquire CM Tech and the amounts of identified assets acquired recorded at historical cost at the acquisition date and the consideration provided:

Cash	$26,042
Inventory	82,588
Total Assets Acquired	108,630
Loss on acquisition of entity owned by CEO.	1,391,370

The purchase price consists of the following:
Preferred Shares	1,500,000
Total Purchase Price	$1,500,000

The historical cost of the assets acquired includes cash and inventory at approximately $108,630. There was no impairment to the cash and inventory received.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

June 30, 2026, and 2025

8. ACQUISITION OF PRIVATE COMPANY OWNED BY CEO (Continued)

The pro forma information below presents statements of operations data as if the acquisition of CM Tech took place on January 1, 2020.

	Consolidated For the year Ended December 31, 2021	Consolidated For the year ended December 31, 2020

Revenues	$1,224,290	$985,613
Cost of Goods Sold	721,243	525,454
Gross profit	$503,047	$460,159
Operating expenses	265,779	245,531

Net Income	$237,268	$214,628

12. ACQUISITION OF PRIVATE COMPANY OWNED BY CEO

On March 6, 2022, pursuant to a Securities Purchase Agreement (the “SPA”), Powerdyne International, Inc. (the “Company”), acquired 100% of the issued and outstanding membership interests of Creative Motion Technology, LLC, a Massachusetts limited liability company, (the “Membership Interest”). The Membership Interest was owned by Mr. James F. O’Rourke, the principal owner and sole director and officer of the Company. The purchase price paid by the Company was 2,000,000 shares of its Series A Preferred Stock valued at $1,500,000, The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

Creative Motion Technology, LLC (“CM Tech”) is a small New England based motor manufacturer founded in 2004 and has been in business for over 17 years. CM Tech’s management has over 60 years of design and manufacturing expertise, specializing in the design and custom building of industrial servomotors both brush and brushless motor designs. CM Tech’s current market focus is on the niche motor demands for low volume, high-quality cost-effective motors which are primarily used in industrial robotics for the semiconductor manufacturing industry. The motors that CM Tech currently has in production primarily provide the X, Y, and Z axis articulation in factory automation robots.

Included with CM Tech acquisition is Frame One, which is a custom picture framing shop located in North Reading, MA. Frame One has been in business since 2006 and brings with it a strong client base consisting of local schools, colleges, artist guilds, artists, interior decorators/designers, museums, photographers, art galleries and theaters.

The foregoing description of the SPA does not purport to be complete and is qualified in its entirety by reference to the complete text of the document, which is filed as an exhibit to this report and is incorporated herein by reference.

The following table summarizes the consideration transferred to acquire CM Tech and the amounts of identified assets acquired recorded at historical cost at the acquisition date and the consideration provided:

Cash	$26,042
Inventory	82,588
Total Assets Acquired	108,630
Loss on acquisition of entity owned by CEO.	1,391,370

The purchase price consists of the following:
Preferred Shares	1,500,000
Total Purchase Price	$1,500,000

The historical cost of the assets acquired includes cash and inventory at approximately $108,630. There is no impairment to the cash and inventory received.

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

12. ACQUISITION OF PRIVATE COMPANY OWNED BY CEO (Continued)

Business combination related costs were expensed as incurred and consisted of various advisory, legal, accounting and other professionals approximate $65,000 for the year end December 31, 2022. These costs are included in general and administrative expenses in our consolidated statement of operations.

The pro forma financial information below presents statements of operations data as if the acquisition of CM Tech took place on January 1, 2020. The audited financial information does not purport to be indicative of the Company’s combined results of operations which would actually have been obtained had the acquisition taken place on January 1, 2020, nor should it be taken as indicative of future consolidated results of operations.

	Consolidated	Consolidated
	For the year	For the year
	ended	ended
	December 31, 2021	December 31, 2020

Revenues	$1,224,290	$985,613
Cost of Goods Sold	721,243	525,454
Gross profit	$503,047	$460,159
Operating expenses	265,779	245,531

Net Income	$237,268	$214,628